Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 161,187	$ 145,360
Interest income on net investment in finance leases	27,458	14,643
Interest income on container leaseback financing receivable	7,019	5,438
Variable lease revenue	3,054	3,803
Total lease rental income	198,718	169,244
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	148,831	130,914
Interest income on net investment in finance leases	27,458	14,643
Interest income on container leaseback financing receivable	7,019	5,438
Variable lease revenue	2,769	3,428
Total lease rental income	186,077	154,423
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	12,356	14,446
Variable lease revenue	285	375
Total lease rental income	$ 12,641	$ 14,821